Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Straight-line	5 – 10 years
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

December 31, 2015	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$144,754	$46,292	$98,462
Major component parts in use	117,042	61,464	55,578
Other equipment	39,727	19,580	20,147
Licensed motor vehicles	17,362	15,388	1,974
Office and computer equipment	9,743	8,643	1,100
Buildings	2,724	2,618	106
	331,352	153,985	177,367

Assets under capital lease
Heavy equipment	105,580	29,738	75,842
Other equipment	1,851	484	1,367
Licensed motor vehicles	8,344	4,186	4,158
Office and computer equipment	23	5	18
	115,798	34,413	81,385

Total plant and equipment	$447,150	$188,398	$258,752

December 31, 2014	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$142,052	$42,292	$99,760
Major component parts in use	112,645	55,895	56,750
Other equipment	41,739	18,758	22,981
Licensed motor vehicles	24,247	20,763	3,484
Office and computer equipment	9,355	8,216	1,139
Buildings	2,791	2,606	185
	332,829	148,530	184,299

Assets under capital lease
Heavy equipment	91,519	21,275	70,244
Other equipment	1,945	291	1,654
Licensed motor vehicles	8,142	3,441	4,701
	101,606	25,007	76,599

Total plant and equipment	$434,435	$173,537	$260,898